Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

As of December 31, 2024 and June 30, 2024, accounts receivable, net consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Accounts receivable	$39,386,058	$35,529,976
Less: Doubtful allowance	(11,507,258)	(11,558,087)
	$27,878,800	$23,971,889

Schedule of Allowance for Credit Losses Related Accounts Receivable

The roll-forward of the allowance for credit losses related accounts receivable for the year ended June 30, 2024 and the six months ended December 31, 2024 consists of the following activity:

	For the six months ended December 31, 2024	For the year ended June 30, 2024
Balance at beginning of the period/year	$11,558,087	$6,325,311
Provision and reversal	—	5,468,134
Effects of foreign exchange rate	(50,829)	(235,358)
Balance at end of the period/year	$11,507,258	$11,558,087